Notes Payable, Related Parties (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes Payable Related Parties Tables
Notes payable, related parties

Notes payable, related parties consist of the following at September 30, 2013 and December 31, 2012, respectively:

	September 30,	December 31,
	2013	2012

On May 4, 2012, the Company received an unsecured, non-interest bearing loan in the amount of $3,000, due on demand from the Company’s CEO.	$3,000	$3,000

On May 4, 2012, the Company received an unsecured, non-interest bearing loan in the amount of $3,000, due on demand and a from the Company’s Chairman of the Board of Directors.	3,000	3,000

On May 4, 2012, the Company received an unsecured, non-interest bearing loan in the amount of $3,000, due on demand from one of the Company’s directors. The loan was repaid in full on July 2, 2013.	-	3,000

On May 7, 2012, the Company received an unsecured, non-interest bearing loan in the amount of $3,000, due on demand from one of the Company’s directors.	3,000	3,000

Total notes payable, related parties	9,000	12,000
Less: current portion	9,000	12,000
Notes payable, related parties, less current portion	$-	$-

Notes payable, related parties consist of the following at December 31, 2012 and 2011, respectively:

	December 31,	December 31,
	2012	2011

On May 4, 2012, the Company received an unsecured, non-interest bearing loan in the amount of $3,000, due on demand from the Company’s CEO. On May 25, 2011, the Company repaid unsecured loans originated in 2010 in the total amount of $1,678, as well as accrued interest of $83 to the Company’s CEO.	$3,000	$-

On May 4, 2012, the Company received an unsecured, non-interest bearing loan in the amount of $3,000, due on demand and a from the Company’s Chairman of the Board of Directors. On May 25, 2011, the Company repaid unsecured loans originated in 2010 in the total amount of $1,677, as well as accrued interest of $83 to the Company’s Chairman of the Board of Directors.	3,000	-

On May 4, 2012, the Company received an unsecured, non-interest bearing loan in the amount of $3,000, due on demand from one of the Company’s Directors.	3,000	-

On May 7, 2012, the Company received an unsecured, non-interest bearing loan in the amount of $3,000, due on demand from one of the Company’s Directors.	3,000	-

Total notes payable, related parties	12,000	-
Less: current portion	12,000	-
Notes payable, related parties, less current portion	$-	$-